Basis of consolidation and presentation - Summary of Reported and Reclassified (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reclassification [Line Items]
Cost of revenue	[1]	$ (182,898)	$ (160,240)	$ (103,825)
General and administrative		(101,521)	(83,694)	(76,415)
Net cash provided by (used in) operating activities		(36,702)	36,472	118,345
Net cash provided by (used in) investing activities		$ (51,142)	(28,677)	(14,743)
Previously Reported | Credit Loss Expense Classification Revision
Reclassification [Line Items]
Cost of revenue			(157,003)	(85,518)
General and administrative			(86,931)	$ (94,722)
Revision of Prior Period, Error Correction, Adjustment | Error in Presentation of Statement of Cash Flows
Reclassification [Line Items]
Net cash provided by (used in) operating activities			1,700
Net cash provided by (used in) investing activities			$ 1,700

[1]	Includes a reclassification of the credit loss expense from general and administrative expenses to cost of revenue. See Note 2.